RECEIVABLES - Summary of Financing Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 17,379	$ 19,428
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,545	9,218
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,674	10,081
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 160	$ 129